    As filed with the Securities and Exchange Commission on October 27, 2005


                                               1933 Act Registration No. 2-57526
                                              1940 Act Registration No. 811-2699

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
                                     -----                                   ---

         Post-Effective Amendment No. 60                                      X
                                     -----                                   ---

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---

         Amendment No. 56



                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                    Copy to:

Teresa A. Oxford, Esq.                    Martha J. Hays, Esq.
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll LLP
11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
Houston, Texas 77046                      Philadelphia, Pennsylvania  19103-7599
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
---


 X   on October 31, 2005 pursuant to paragraph (b)
---


     60 days after filing pursuant to paragraph (a)(1)
---

     on (date) pursuant to paragraph (a)(1)
---

     75 days after filing pursuant to paragraph (a)(2)
---


     on (date)pursuant to paragraph (a)(2)
---


If appropriate, check the following box:


X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement


Cover Page

Contents of Registration Statement

Prospectus for AIM Global Equity Fund (Class A, Class B, Class C and Class R shares) -- incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on August 12, 2005 -- Edgar Accession No. 0000950129-05-008127.

Prospectus for AIM Income Allocation Fund (Class A, Class B, Class C and Class R shares) -- incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on August 12, 2005 -- Edgar Accession No. 0000950129-05-008127.

Prospectus for AIM International Allocation Fund (Class A, Class B, Class C and Class R shares) -- incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on August 12, 2005 -- Edgar Accession No. 0000950129-05-008127.

Statement of Additional Information relating to the Class A, Class B, Class C and Class R shares, as applicable, of AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund -- incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on August 12, 2005 -- Edgar Accession No. 0000950129-05-008127.

Prospectus for AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund (Institutional Class shares) -- incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on August 12, 2005 -- Edgar Accession No. 0000950129-05-008127.

Statement of Additional Information relating to the Institutional Class shares of AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund -- incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on August 12, 2005 -- Edgar Accession No. 0000950129-05-008127.

Part C -- incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on August 12, 2005 -- Edgar Accession No. 0000950129-05-008127.

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 12, 2005 to October 31, 2005.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of October, 2005.

                                       REGISTRANT:   AIM GROWTH SERIES

                                       By:  /s/ Robert H. Graham
                                            ------------------------------------
                                            Robert H. Graham, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURES                                   TITLE                             DATE
         ----------                                   -----                             ----
     /s/ Robert H. Graham                       Trustee & President                October 27, 2005
-----------------------------------       (Principal Executive Officer)
        (Robert H. Graham)

     /s/ Bob R. Baker*                               Trustee                       October 27, 2005
-----------------------------------
        (Bob R. Baker)

     /s/ Frank S. Bayley*                            Trustee                       October 27, 2005
-----------------------------------
       (Frank S. Bayley)

     /s/ James T. Bunch*                             Trustee                       October 27, 2005
-----------------------------------
       (James T. Bunch)

     /s/ Bruce L. Crockett*                      Chair & Trustee                   October 27, 2005
-----------------------------------
      (Bruce L. Crockett)

     /s/ Albert R. Dowden*                           Trustee                       October 27, 2005
-----------------------------------
      (Albert R. Dowden)

     /s/ Edward K. Dunn, Jr.*                        Trustee                       October 27, 2005
-----------------------------------
     (Edward K. Dunn, Jr.)

     /s/ Jack M. Fields*                             Trustee                       October 27, 2005
-----------------------------------
       (Jack M. Fields)

     /s/ Carl Frischling*                            Trustee                       October 27, 2005
-----------------------------------
       (Carl Frischling)

     /s/ Gerald J. Lewis*                            Trustee                       October 27, 2005
-----------------------------------
       (Gerald J. Lewis)

     /s/ Prema Mathai-Davis*                         Trustee                       October 27, 2005
-----------------------------------
     (Prema Mathai-Davis)

     /s/ Lewis F. Pennock*                           Trustee                       October 27, 2005
-----------------------------------
      (Lewis F. Pennock)

     /s/ Ruth H. Quigley*                            Trustee                       October 27, 2005
-----------------------------------
      (Ruth H. Quigley)

     /s/ Larry Soll*                                 Trustee                       October 27, 2005
-----------------------------------
         (Larry Soll)

    /s/ Raymond Stickel, Jr.*                        Trustee                       October 27, 2005
-----------------------------------
       (Raymond Stickel, Jr.

     /s/ Mark H. Williamson*                         Trustee &                     October 27, 2005
-----------------------------------            Executive Vice President
        (Mark H. Williamson)

    /s/ Sidney M. Dilgren                     Vice President & Treasurer           October 27, 2005
-----------------------------------           (Principal Financial and
       (Sidney M. Dilgren)                       Accounting Officer)

*By /s/ Robert H. Graham
-----------------------------------
        Robert H. Graham
        Attorney-in-Fact

Robert H. Graham, pursuant to powers of attorney filed herewith.